Risk Management Section - VaR for Internal Model Approach trading portfolios (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	€ 5	€ 6
Interest rate risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	4	5
Equity price risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	2	4
Foreign exchange risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	1	2
Credit risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	4	7
Risk diversification effect [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	(6)	(12)
Minimum [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	4	5
Minimum [member] | Interest rate risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	3	3
Minimum [member] | Equity price risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	1	2
Minimum [member] | Foreign exchange risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	1	1
Minimum [member] | Credit risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	3	4
Maximum [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	9	22
Maximum [member] | Interest rate risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	8	10
Maximum [member] | Equity price risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	4	11
Maximum [member] | Foreign exchange risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	4	5
Maximum [member] | Credit risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	7	11
Average [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	6	11
Average [member] | Interest rate risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	4	5
Average [member] | Equity price risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	3	5
Average [member] | Foreign exchange risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	2	2
Average [member] | Credit risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	5	6
Average [member] | Risk diversification effect [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	€ (7)	€ (7)